Leases and subleases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases and subleases	Leases and subleases
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2023 and 2022 is as follows:

	Right of use asset, net
	2023 $	2022 $
Balance at January 1,	14,281	17,166
Additions	—	163
Depreciation	(1,979)	(3,047)
Deconsolidated	(2,477)	—
Balance at December 31,	9,825	14,281

	Total lease liability
	2023 $	2022 $
Balance at January 1,	29,128	32,990
Additions	—	163
Cash paid for rent - principal - financing cash flow	(3,338)	(4,025)
Cash paid for rent - interest	(1,544)	(1,982)
Interest expense	1,544	1,982
Deconsolidated	(4,146)	—
Balance at December 31,	21,644	29,128
Depreciation of the right-of-use assets, which virtually all consist of leased real estate, is included in the general and administrative expenses and research and development expenses line items in the Statement of Comprehensive Income/(Loss). The Group recorded depreciation expense of $1,979, $3,047 and $2,938 for the years ended December 31, 2023, 2022 and 2021, respectively.
The following table details the short-term and long-term portion of the lease liability as of December 31, 2023 and 2022:

	Total lease liability
	2023 $	2022 $
Short-term portion of lease liability	3,394	4,972
Long-term portion of lease liability	18,250	24,155
Total lease liability	21,644	29,128
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2023 $
Less than one year	4,689
One to two years	4,644
Two to three years	4,419
Three to four years	4,551
Four to five years	4,687
More than five years	2,796
Total undiscounted lease maturities	25,785
Interest	4,141
Total lease liability	21,644
During the year ended December 31, 2019, the Group entered into a lease agreement for certain premises consisting of 50,858 rentable square feet of space located at 6 Tide Street, Boston, Massachusetts. The lease commenced on April 26, 2019 for an initial term consisting of ten years and three months, and there is an option to extend the lease for two consecutive periods of five years each. The Group assessed at the lease commencement date whether it was reasonably certain to exercise the extension options, and deemed such options were not reasonably certain to be exercised. The Group will reassess whether it is reasonably certain to exercise the options only if there is a significant event or significant change in circumstances within its control.
On June 26, 2019, the Group executed a sublease agreement with Gelesis. The lease is for 9,446 rentable square feet located on the sixth floor of the Group’s former office at 501 Boylston Street, Boston, Massachusetts. The sublease was set to expire on August 31, 2025, and was determined to be a finance lease. Gelesis ceased operations and filed for bankruptcy on October 30, 2023. As a result, the Group wrote off its receivable in the lease of $1,266 in 2023.
On January 23, 2023, the Group executed a sublease agreement with Allonnia, LLC (“Allonnia”). The sublease is for approximately 11,000 rentable square feet located on the third floor of the 6 Tide Street building where the Group’s offices are currently located. Allonnia obtained possession of the premises on February 17, 2023 with a rent commencement date of May 17, 2023. The lease term is two years from the rent commencement date, and Allonnia has the option to extend the sublease for an additional year at the same terms. The annual lease fee is $1,111 per year. The sublease was determined to be an operating lease, and as such, the total lease payments under the sublease agreement are recognized over the lease term on a straight-line basis. In February 2024, Allonnia exercised the option and extended the lease term through May 31, 2026
Rental income recognized by the Group during the year ended December 31, 2023 was $781 which was included in the other income/(expense) line item in the Consolidated Statement of Comprehensive Income/(Loss). In the year ended December 31, 2022, the Group did not recognize any rental income.